Fair Value of Financial Instruments - Summary of Financial Instruments Designated At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Jan. 31, 2019	Oct. 31, 2018
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 221,253	$ 207,765	$ 194,456
Deposits	548,837	$ 532,199	520,928
Financial assets at fair value through profit or loss [member]
Fairvalue of financial instruments on balance sheet [line items]
Deposits	16,142		14,186
Financial assets at fair value through profit or loss [member] | Not Carried At Fair Value [member]
Fairvalue of financial instruments on balance sheet [line items]
Business and government	$ 2,816		$ 1,450